Stockholders' Equity - Summary of Warrant Activity (Details) (10-K) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Warrants Outstanding, Beginning Balance	1,955,274	2,068,831
Number of Warrants, Issuance of Series C Warrants		1,833,333
Number of Warrants, Cancellation of Series C Warrants for no consideration		(1,833,333)
Number of Warrants, Cashless warrant exercise		(18,519)
Number of Warrants, Warrants exercise for cash	(725,564)	(94,999)
Number of Warrants, Expiration of warrant	(291,806)	(39)
Number of Warrants Outstanding, Ending Balance	937,904	1,955,274